Fair Value Measurement	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity Text Block Abstract
FAIR VALUE MEASUREMENT

NOTE 6 - FAIR VALUE MEASUREMENT:

Fair value hierarchy

The following tables detail the Company’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of June 30, 2022:

	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	56	-
Non-tradable warrants of SAFE and Convertible Loan investors		5
Financial liability	-	21	-
Tradable warrants	357	-	-
Total	357	82	-

As of December 31, 2021:

	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	196	-
Non-tradable warrants of SAFE and Convertible Loan investors		1,393
Financial liability	-	133	-
Tradable warrants	1,493	-	-
Total	1,493	1,722	-

As of June 30, 2022, the fair value measurement of the warrant’s securities in the table above, was estimated using the Black Scholes model, based on assumptions for the variable that are required as of the warrants’ valuation date.

The key inputs that were used in the both items of non-tradable warrants valuation were: risk-free interest rate between 3.83% and 3.86%, expected volatility between 53.2%-58.3% , expected dividend yield of 0% and expected term of warrants of – 2.04-3.04 years.

As of December 31, 2021, the fair value measurement of the SAFE and the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs a thus represent a level 2 measurement within the fair value hierarchy.

The key inputs that were used in the both items of non-tradable warrants valuation were: risk-free interest rate between 0.19% and 0.73% ,expected volatility between 55.3%-57.8% , expected dividend yield of 0% and expected term of warrants of – 2.54-3.54 years.

The carrying amounts of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature.

Movements in level 3 assets and liabilities during the corresponding period are set out below:

	Warrants	SAFE	Convertible loan
Balance at December 31, 2020	219	1,273	-
Gains (losses) recognized in profit or loss	111	4,005	1,492
Gains (losses) recognized in other comprehensive loss	-	(20)	37
Additions	-	4,112	3,053
Balance at June, 30 2021	330	9,370	4,582